                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6537

            Van Kampen Trust For Investment Grade New York Municipals
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/07

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Van Kampen Trust for Investment Grade New York Municipals
Portfolio of Investments January 31, 2007 (Unaudited)


  PAR
  AMOUNT
  (000)     DESCRIPTION                               COUPON     MATURITY          VALUE
  -----------------------------------------------------------------------------------------
            MUNICIPAL BONDS   176.9%
            NEW YORK 166.8%
   $  1,000 Amherst, NY Indl Dev Agy Civic
               Fac Rev UBF Fac Student Hsg
               Ser A (AMBAC Insd)                      5.750%     08/01/25     $ 1,079,160
      1,000 Amherst, NY Indl Dev Agy Civic
               Fac Rev UBF Fac Student Hsg
               Ser B (AMBAC Insd)                      5.750      08/01/30       1,079,160
      1,200 East Rochester, NY Hsg Auth
               Rev Sr Living Woodland Vlg
               Proj Rfdg                               5.500      08/01/33       1,231,392
      1,250 Erie Cnty, NY Indl Dev Agy Sch
               Fac Rev City of Buffalo Proj
               (FSA Insd)                              5.750      05/01/23       1,360,600
      1,000 Erie Cnty, NY Pub Impt Ser C
               (AMBAC Insd) (Prerefunded
               @ 7/01/10)                              5.500      07/01/29       1,066,230
      1,000 Essex Cnty, NY Indl Dev Agy
               Rev Intl Paper Rfdg Ser A
               (AMT)                                   5.200      12/01/23       1,033,040
      1,500 Hempstead Town, NY Indl Dev
               Agy Civic Fac Rev Adelphi
               Univ Civic Fac                          5.000      10/01/30       1,564,725
     17,500 Hudson Yd Infrastructure Corp NY
               Rev Ser A (MBIA Insd) (a)               4.500      02/15/47      17,304,263
      2,000 Islip, NY Res Recovery Agy Rev
               1985 Fac Ser B (AMT)
               (AMBAC Insd)                            7.250      07/01/11       2,256,360
      6,620 Long Island Pwr Auth NY Elec
               Sys Rev Gen Ser A (FGIC
               Insd)                                   5.000      12/01/25       7,022,430
      1,000 Long Island Pwr Auth NY Elec
               Sys Rev Gen Ser B                       5.000      12/01/35       1,049,760

      4,000 Long Island Pwr Auth NY Elec
               Sys Rev Gen Ser C
               (Prerefunded @ 9/01/13)                 5.500        09/01/19         4,411,000
      1,500 Long Island Pwr Auth NY Elec
               Sys Rev Gen Ser C
               (Prerefunded @ 9/01/13)                 5.500        09/01/21         1,654,125
      1,000 Madison Cnty, NY Indl Dev Agy
               Morrisville St College
               Fndtn Ser A (CIFG Insd)                 5.000        06/01/28         1,057,630
      4,000 Metropolitan Trans Auth NY Rev
               Rfdg Ser A (AMBAC Insd)                 5.500        11/15/19         4,346,880
      5,000 Metropolitan Trans Auth NY Rev
               Trans Ser A                             5.000        11/15/23         5,299,500
      5,000 Metropolitan Trans Auth NY Rev
               Trans Ser A                             5.000        11/15/31         5,283,050
      3,300 Metropolitan Trans Auth NY Rev
               Trans Ser A (AMBAC Insd)                5.000        11/15/33         3,488,430
      4,000 Metropolitan Trans Auth NY Svc
               Contract Rfdg Ser A                     5.125        01/01/29         4,189,280
      1,500 Montgomery Cnty, NY Indl Dev
               Agy Lease Rev HFM Boces
               Ser A (XLCA Insd)                       5.000        07/01/34         1,567,965
      1,125 Nassau Cnty, NY Impt Ser E
               (FSA Insd) (Prerefunded
               @ 3/01/10)                              6.000        03/01/20         1,199,869
      2,000 Nassau Cnty, NY Interim Fin
               Auth Sales Tax Secd Ser A
               (Prerefunded @ 11/15/10)                5.750        11/15/15         2,143,940
      3,000 Nassau Cnty, NY Tob Settlement
               Corp Ser A-3                            5.000        06/01/35         3,050,160
      5,000 Nassau Cnty, NY Tob Settlement
               Corp Ser A-3                            5.125        06/01/46         5,103,800
      2,330 New York City Hsg Dev Corp
               Multi-Family Hsg Rev Ser C
               (AMT) (b)                               4.800        05/01/37         2,341,347
      4,000 New York City Hsg Dev Corp
               Multi-Family Hsg Rev Ser J-1            4.850        05/01/36         4,078,320

      2,500 New York City Hsg Dev Corp
               Multi-Family Hsg Rev Ser L
               (AMT)                                   5.050        11/01/39       2,545,825
      1,110 New York City Indl Dev Agy
               Brooklyn Navy Yard (AMT)                5.650        10/01/28       1,119,979
      1,355 New York City Indl Dev Agy
               Civic Fac Rev Nightingale
               Bamford Sch Rfdg (AMBAC
               Insd) (b)                               5.250        01/15/19       1,451,733
      3,375 New York City Indl Dev Agy Rev
               Liberty Interactive Corp                5.000        09/01/35       3,499,031
      3,710 New York City Indl Dev Agy
               Spl Fac Rev Term 1
               Group Assn Proj (AMT) (a)               5.500        01/01/19       4,001,040
      3,000 New York City Indl Dev Agy
               Spl Fac Rev Term 1
               Group Assn Proj (AMT) (a)               5.500        01/01/20       3,235,343
      5,750 New York City Indl Dev Agy
               Spl Fac Rev Term 1
               Group Assn Proj (AMT) (a)               5.500        01/01/21       6,201,073
      1,450 New York City Indl Dev Civic
               YMCA Gtr NY Proj                        5.800        08/01/16       1,488,628
      2,000 New York City Muni Wtr Fin
               Auth Wtr & Swr Sys Rev Ser
               B (FSA Insd)                            5.000        06/15/29       2,055,420
      7,700 New York City Muni Wtr Fin
               Auth Wtr & Swr Sys Rev Ser B            5.000        06/15/36       8,053,738
      4,835 New York City Muni Wtr Fin
               Auth Wtr & Swr Sys Rev Ser
               C (MBIA Insd)                           5.000        06/15/28       5,110,692
      2,650 New York City Muni Wtr Fin Ser B           6.000        06/15/33       2,853,043
      5,000 New York City Ser G                        5.000        08/01/24       5,276,100
      3,000 New York City Ser G                        5.000        12/01/24       3,166,830
      2,000 New York City Ser G                        5.000        12/01/25       2,104,380
      2,115 New York City Ser G                        5.000        12/01/26       2,214,616
      1,200 New York City Ser G                        5.250        08/01/16       1,266,552
      3,500 New York City Ser J                        5.000        03/01/24       3,676,645
      1,250 New York City Ser K                        5.625        08/01/13       1,311,325

      8,750 New York City Transitional
               Cultural Res Rev Amern
               Museum Nat History Rfdg
               Ser A (MBIA Insd)                       5.000        07/01/44       9,108,050
      2,500 New York City Transitional Fin
               Auth Rev Future Tax Secd Ser
               C (AMBAC Insd)                          5.250        08/01/21       2,673,925
      6,000 New York City Transitional Fin
               Auth Rev Future Tax Secd Ser
               D (MBIA Insd)                           5.250        02/01/19       6,431,280
      3,750 New York Cnty Tob Tr IV
               Settlement Pass Thru Ser A              5.000        06/01/45       3,789,225
      1,000 New York St Dorm Auth Lease
               Rev Master Boces Pgm Ser A
               (FSA Insd)                              5.250        08/15/17       1,056,070
      5,200 New York St Dorm Auth Rev
               Catholic Hlth L.I. Oblig Group          5.000        07/01/27       5,337,488
      2,750 New York St Dorm Auth Rev
               Catholic Hlth L.I. Oblig Group          5.100        07/01/34       2,827,632
      3,500 New York St Dorm Auth Rev
               City Univ Cons Third Ser 1
               (FGIC Insd)                             5.250        07/01/25       3,637,585
      3,125 New York St Dorm Auth Rev
               City Univ Sys Cons Ser A                5.625        07/01/16       3,464,687
      2,500 New York St Dorm Auth Rev
               Cons City Univ Sys Second
               Gen Ser A                               5.750        07/01/13       2,700,700
      1,670 New York St Dorm Auth Rev
               Dept Ed (b)                             5.250        07/01/19       1,790,591
      2,500 New York St Dorm Auth Rev
               Dept Hlth Ser A (CIFG Insd)             5.000        07/01/25       2,630,525
      2,500 New York St Dorm Auth Rev
               Grace Manor Hlthcare Fac
               (SONYMA Insd)                           6.150        07/01/18       2,554,525
      3,800 New York St Dorm Auth Rev
               Hosp (MBIA Insd)                        5.000        08/01/33       3,990,114
      2,340 New York St Dorm Auth Rev
               Insd Brooklyn Law Sch Ser B
               (XLCA Insd)                             5.375        07/01/23       2,524,556

      1,000 New York St Dorm Auth Rev
               Insd John T Mather Mem Hosp
               Rfdg (Connie Lee Insd)                  6.500        07/01/10       1,082,880
      1,720 New York St Dorm Auth Rev
               Insd John T Mather Mem Hosp
               Rfdg (Connie Lee Insd) (b)              6.500        07/01/11       1,900,136
      1,000 New York St Dorm Auth Rev
               Insd NY Univ Ser 2
               (AMBAC Insd)                            5.000        07/01/41       1,026,430
        890 New York St Dorm Auth Rev
               Mental Hlth Fac Ser B (b)               5.250        02/15/22         951,170
      3,500 New York St Dorm Auth Rev
               Mtg Montefiore Hosp (FGIC
               Insd)                                   5.000        08/01/29       3,680,075
      9,000 New York St Dorm Auth Rev
               Mtg Montefiore Hosp (FGIC
               Insd)                                   5.000        08/01/33       9,438,210
      2,000 New York St Dorm Auth Rev
               Non St Supported Debt Insd
               Providence Rest (ACA Insd)              5.000        07/01/35       2,070,060
      2,525 New York St Dorm Auth Rev
               Non St Supported Debt Insd
               Providence Rest (ACA Insd)              5.125        07/01/30       2,655,239
      4,000 New York St Dorm Auth Rev Non
               St Supported Debt L. I. Jewish
               Ser A (a)                               5.000        11/01/26       4,209,440
      4,000 New York St Dorm Auth Rev Non
               St Supported Debt L. I. Jewish
               Ser A (a)                               5.000        11/01/34       4,209,440
      3,500 New York St Dorm Auth Rev
               Non St Supported Debt NYU
               Hosp Ctr Ser A                          5.000        07/01/20       3,564,330
      5,000 New York St Dorm Auth Rev
               Non St Supported Debt Saint
               Lukes Roosevelt Hosp (FHA
               Gtd)                                    4.800        08/15/25       5,134,900
      1,500 New York St Dorm Auth Rev
               Sch Dist Fin Pgm Ser D (MBIA
               Insd)                                   5.500        10/01/17       1,630,575

      3,000 New York St Dorm Auth Rev
               Secd Hosp North Gen Hosp
               Rfdg                                    5.750        02/15/18       3,278,280
      3,600 New York St Dorm Auth Rev St
               Univ Ed Fac Ser A (MBIA
               Insd)                                   5.250        05/15/15       3,927,312
      5,010 New York St Dorm Auth Rev St
               Univ Ed Fac Ser B                       5.250        05/15/19       5,453,335
      1,000 New York St Dorm Auth Rev St
               Univ Ed Fac 1989 Res (MBIA
               Insd) (Prerefunded @
               5/15/10)                                6.000        05/15/15       1,079,570
      2,000 New York St Dorm Auth Rev St
               Univ Ed Fac 1989 Res (MBIA
               Insd) (Prerefunded @
               5/15/10)                                6.000        05/15/16       2,159,140
      1,660 New York St Dorm Auth Rev
               Supported Debt Mental Hlth
               Svc Ser B (MBIA Insd)                   5.250        08/15/31       1,740,410
        500 New York St Environmental Fac
               Corp Pollutn Ctl Rev St Wtr Ser
               02 (POL CTL-SRF Insd) (c)               5.750        06/15/12         550,395
         95 New York St Environmental Fac
               Corp Pollutn Ctl Rev St Wtr Ser
               02 (POL CTL-SRF Insd)                   5.750        06/15/12         104,085
        300 New York St Environmental Fac
               Corp Pollutn Ctl Rev St Wtr
               Revolving Fd Ser A (POL CTL
               -SRF Insd) (c)                          5.750        06/15/12         330,237
      7,500 New York St Environmental Fac
               Corp St Clean Wtr & Drinking
               Muni Wtr Fin Auth Sub Ser B             5.000        06/15/26       7,957,575
      1,000 New York St Environmental Fac
               Corp St Clean Wtr & Drinking
               Revolving Fd Muni Wtr Proj Ser B        5.250        06/15/20       1,070,570
      1,640 New York St Environmental Fac
               Corp St Clean Wtr & Drinking
               Revolving Fd Pooled Fin Pgm
               Ser I                                   5.250        09/15/19       1,758,867

      1,565 New York St Environmental Fac
               Corp St Clean Wtr & Drinking
               Revolving Fd Ser B                      5.000        06/15/20       1,653,469
      3,695 New York St Environmental Fac
               Corp St Clean Wtr & Drinking
               Revolving Fd Ser B (b)                  5.000        06/15/21       3,875,501
      3,500 New York St Hsg Fin Agy Rev
               Multi-Family Hsg Secd Mtg Pgm
               Ser A (AMT) (SONYMA Insd)               7.050        08/15/24       3,538,360
      1,125 New York St Hsg Fin Agy Rev
               Newburgh Interfaith Hsg Ser A (b)       7.050        11/01/12       1,149,469
      7,000 New York St Loc Govt
               Assistance Corp Rfdg Ser E              6.000        04/01/14       7,807,660
        940 New York St Mtg Agy Rev
               Homeowner Mtg Ser 71 (AMT)              5.400        04/01/29         953,310
      7,280 New York St Mtg Agy Rev
               Homeowner Mtg Ser 79 (AMT)              5.300        04/01/29       7,404,197
      1,990 New York St Mtg Agy Rev
               Homeowner Mtg Ser 101 (AMT)             5.400        04/01/32       2,048,546
      5,500 New York St Mtg Agy Rev
               Homeowner Mtg Ser 130 (AMT)             4.650        04/01/27       5,516,390
      2,235 New York St Mtg Agy Rev
               Homeowner Mtg Ser 130 (AMT)             4.800        10/01/37       2,245,817
      1,625 New York St Urban Dev Corp
               Rev Correctional Fac Rfdg               5.500        01/01/13       1,736,605
      4,650 New York St Urban Dev Corp
               Rev Correctional Fac Rfdg Ser A         5.500        01/01/14       4,963,410
      3,570 Niagara Falls, NY Frontier Auth
               Trans Arpt Rev Buffalo
               Niagara Intl Arpt Ser A (AMT)
               (MBIA Insd)                             5.625        04/01/29       3,722,189
      1,060 Niagara Falls, NY Wtr Treatment
               Plant (AMT) (MBIA Insd)                 7.250        11/01/10       1,183,267
      5,000 Port Auth NY & NJ Cons
               Ser 132                                 5.000        09/01/26       5,261,400
     35,000 Port Auth NY & NJ Cons
               Ser 144 (a)                             5.000        10/01/35      36,933,226

      2,500 Port Auth NY & NJ Spl Oblig Rev
               Spl Proj JFK Intl Arpt Term
               6 (AMT) (MBIA Insd)                     5.750        12/01/25       2,537,300
      8,105 Rensselaer, NY City Sch Dist Ctf
               Partn (XLCA Insd)                       5.000        06/01/26       8,597,703
      1,000 Rockland Cnty, NY Solid Waste
               Mgmt Auth Ser B (AMT)
               (AMBAC Insd)                            5.125        12/15/28       1,047,310
      1,250 Sodus, NY Ctr Sch Dist Rfdg
               (FGIC Insd) (b)                         5.125        06/15/17       1,322,588
      1,000 Tobacco Settlement Fin Corp NY
               Ser B                                   5.500        06/01/22       1,079,940
      5,000 Triborough Brdg & Tunl Auth NY
               Rev Gen Purp Ser A                      5.000        11/15/31       5,295,400
      1,815 Triborough Brdg & Tunl Auth NY
               Rev Gen Purp Ser A                      5.000        01/01/32       1,877,618
      6,945 Triborough Brdg & Tunl Auth NY
               Rev Gen Purp Ser A                      5.250        01/01/18       7,378,090
      1,600 Triborough Brdg & Tunl Auth NY
               Rev Gen Purp Rfdg Ser B                 5.125        11/15/29       1,684,496
      2,000 Triborough Brdg & Tunl Auth NY
               Rev Rfdg Ser E (MBIA Insd)              5.000        11/15/32       2,089,700
     12,500 Tsasc, Inc NY Ser 1                        5.000        06/01/34      12,709,000
     10,000 Tsasc, Inc NY Ser 1                        5.125        06/01/42      10,207,600
      1,360 Warren & Wash Cnty NY Indl
               Dev Agy Civic Fac Rev Glens
               Falls Hosp Proj Ser A (FSA
               Insd)                                   5.000        12/01/35       1,417,813
      7,000 Westchester Tob Asset Sec
               Corp NY                                 5.125        06/01/45       7,132,580
      4,500 Yonkers, NY Indl Dev Agy Civic
               Cmnty Dev Ppty Yonkers
               Inc Ser A (Prerefunded @
               2/01/11) (d)                            6.625        02/01/26       4,979,970
                                                                             ---------------
                                                                                 430,723,947
                                                                             ---------------

            PUERTO RICO 8.2%
      8,000 Puerto Rico Comwlth Hwy &
               Trans Auth Hwy Rev Rfdg Ser
               Y (FSA Insd)                            6.250        07/01/21       9,852,960

      5,000 Puerto Rico Pub Bldg Auth Rev
               Govt Fac Ser I (Comwlth Gtd)            5.250          07/01/33             5,303,600
      3,300 University PR Univ Rev Sys Rfdg
               Ser P (a)                               5.000          06/01/30             3,443,748
      2,620 University PR Univ Rev Sys
               Ser Q (a)                               5.000          06/01/36             2,734,127
                                                                                     ---------------
                                                                                          21,334,435
                                                                                     ---------------
            U.S. VIRGIN ISLANDS   1.9%
      3,000 Virgin Islands Pub Fin Auth Rev
               Gross Rcpt Taxes Ln Nt Ser A
               (ACA Insd) (Prerefunded @
               10/01/10)                               6.125          10/01/29             3,264,720
      1,500 Virgin Islands Pub Fin Auth Rev
               Gross Rcpt Taxes Ln Nt Ser A            6.375          10/01/19             1,629,765
                                                                                     ---------------
                                                                                           4,894,485
                                                                                     ---------------
  TOTAL LONG-TERM INVESTMENTS   176.9%
    (Cost $437,476,233)                                                                  456,952,867

  SHORT-TERM INVESTMENTS   0.9%
    (Cost $2,300,000)                                                                      2,300,000
                                                                                     ---------------

  TOTAL INVESTMENTS   177.8%
    (Cost $439,776,233)                                                                  459,252,867

  LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD   (22.9%)
    (Cost ($59,160,000))

    (59,160)   Notes with interest rates ranging from 3.610%
               to 3.690% at January 31, 2007 and
               contractual maturities of collateral
               ranging from 2019 to 2047 (e)                                             (59,160,000)
                                                                                     ---------------

  TOTAL NET INVESTMENTS  154.9%
    (Cost $380,616,233)                                                                  400,092,867

  OTHER ASSETS IN EXCESS OF LIABILITIES  1.3%                                              3,326,040

  PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (56.2%)                           (145,174,285)
                                                                                     ---------------

  NET ASSETS APPLICABLE TO COMMON SHARES   100.0%                                    $   258,244,622
                                                                                     ===============

Percentages are calculated as a percentage of net assets applicable to common shares.

(a) Underlying security related to Inverse Floaters entered into by the Trust.
(b) The Trust owns 100% of the outstanding bond issuance.
(c) Escrowed to Maturity
(d) All or a portion of this security has been physically segregated in connection with open futures contracts.
(e) Floating rate notes. The interest rates shown reflect the rates in effect at January 31, 2007.


ACA - American Capital Access
AMBAC - AMBAC Indemnity Corp.
AMT - Alternative Minimum Tax
CIFG - CDC IXIS Financial Guaranty
Comwlth - Commonwealth of Puerto Rico
Connie Lee - Connie Lee Insurance Co.
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Administration
FSA - Financial Security Assurance Inc.
MBIA - Municipal Bond Investors Assurance Corp.
POL CTL-SRF - State Water Pollution Control Revolving Fund
SONYMA - State of New York Mortgage Agency
XLCA - XL Capital Assurance Inc.

FUTURES CONTRACTS OUTSTANDING AS OF JANUARY 31, 2007:

                                                                                  UNREALIZED
                                                                                 APPRECIATION/
                                                                   CONTRACTS     DEPRECIATION
SHORT CONTRACTS:
U.S. Treasury Notes 10-Year Futures, March 2007
   (Current Notional Value of $106,750 per contract)                     447    $   1,012,752
U.S. Treasury Bonds Futures, March 2007 (Current
   Notional Value of $110,125 per contract)                              206          669,348
                                                              --------------    -------------
                                                                         653    $   1,682,100
                                                              ==============    =============

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Trust For Investment Grade New York Municipals


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2007


By: /s/ James W. Garrett
    ------------------------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: March 22, 2007